Financial Instruments (Details) - Schedule of other financial liabilities - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss
Other financial liabilities	£ 118,237	£ 42,692
Current
Non-current	118,237	42,692
Warrants [Member]
Financial liabilities at fair value through profit or loss
Other financial liabilities	5,675	42,692
Embedded Derivative [Member]
Financial liabilities at fair value through profit or loss
Other financial liabilities	£ 112,562